Consolidated Statement of Cash Flows (Statement) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Cash flows from operating activities
Loss for the year	R$ (329,830)	R$ (68,374)	R$ (19,434)
Adjustments for:
Depreciation and amortization	17,816	7,950	2,308
Deferred income tax	(9,639)	(7,741)	(612)
Onerous contract	(7,772)	7,745	0
Fair value adjustment of derivatives financial instruments	(23,193)	(1,308)	0
Stock option plan	4,025	7,757	1,800
Listing expense	215,570	0	0
Loss on disposals of property and equipment	0	90	0
Write-off of creditor invoice	(4,300)	0
Trade and other receivables expected loss	15,320	8,950	472
Accounts receivable write-off	(585)	9,415	0
Provision for contingencies	3,944	6,148	1,681
Interest accrued	29,070	11,340	1,213
Adjusted loss for the year	(89,574)	(18,028)	(12,572)
Change in operating assets and liabilities
Trade and other receivables	(116,915)	(23,645)	(16,882)
Tax receivables	(6,324)	(2,029)	(1,195)
Prepaid expenses and other assets	(11,762)	(4,094)	(1,863)
Account payables and accrued expenses	30,409	36,529	14,836
Taxes payable	10,874	1,762	224
Other liabilities	1,554	(762)	7,073
Cash used in operations	(181,738)	(10,267)	(10,379)
Interest paid	(29,268)	(5,116)	(675)
Income tax and social contribution paid	0	(921)	0
Net cash outflow from operating activities	(211,006)	(16,304)	(11,054)
Cash flows from investment activities
Purchase and development of intangible assets	(36,936)	(21,249)	(15,106)
Acquisition of subsidiaries net of cash acquired	(24,143)	0	(26,609)
Acquisitions of property and equipment	520	618	623
Net cash outflow from investment activities	(61,599)	(21,867)	(42,338)
Cash flows from financing activities
Proceeds from exercise of stock options	276	0	21,571
Proceeds from non-controlling interest	0	5,018	0
Loans obtained	122,015	120,175	29,500
Acquisition of non-controlling interest	0	(47,888)	0
Payment of loans	(189,513)	(9,843)	0
Proceeds from SPAC merger, net	630,083	0	0
Purchase of treasury shares	(508)	0	0
Lease payments	(1,400)	(1,160)	(940)
Net cash inflow from financing activities	560,953	66,302	50,131
Increase in cash and cash equivalents	288,348	28,131	(3,261)
Cash and cash equivalents at the beginning of the year	52,149	25,936	28,354
Cash and cash equivalents at the end of the year	338,020	52,149	25,936
Net foreign exchange difference	(2,477)	(1,918)	843
Increase in cash and cash equivalents	288,348	28,131	(3,261)
Supplemental non-cash flow information
New lease agreements	0	1,728	0
Remeasurement of lease agreement	211	(411)	231
Unpaid amount related to business combination	33,062	4,959	5,116
Other receivables related to the sale of non-controlling interest	R$ 0	R$ 5,018	R$ 0